Commitments And Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		7 Months Ended
	Aug. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Member]
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Underwriting Agreement [Member]
Option to Purchase Additional Units	7,500,000
Underwriting Discount Per Unit	$ 0.20	$ 0.20
Underwriting Discount Value	$ 11.5	$ 11.5
Underwriting Commission Per Unit	$ 0.35	$ 0.35
Underwriting Commission	$ 20.1	$ 20.1
Forward Purchase Agreements [Member] | Private Placement [Member]
Sale of Stock, Consideration Received on Transaction	$ 100.0
Sale of Stock, Price Per Share	$ 10.00